Assets Under Development	6 Months Ended
Jun. 30, 2026
Extractive Industries [Abstract]
Assets Under Development	ASSETS UNDER DEVELOPMENT

	June 30, 2026	December 31, 2025
(in thousands of $)	FLNG Esperanza	FLNG Gimi	FLNG Esperanza	Total
Opening balance	1,228,129	1,762,632	498,565	2,261,197
Transferred from vessels and equipment, net and other current assets	—	—	76,270	76,270
Additions	162,294	65,381	596,711	662,092
Interest costs capitalized	40,262	38,816	56,583	95,399
Reimbursement of capital spares invoiced to bp at COD	—	(43,152)	—	(43,152)
Derecognition on commencement of sales-type lease (note 5)	—	(1,823,677)	—	(1,823,677)
Closing balance	1,430,685	—	1,228,129	1,228,129

12.1 FLNG Gimi

FLNG Gimi achieved COD on June 12, 2025, commencing the 20-year LOA with bp. Upon COD, the asset under development was derecognized and a net investment in a sales-type lease was recognized (see note 7 to the consolidated financial statements included in our 2025 Form 20-F).

12.2 FLNG Esperanza

In September 2024, we entered into an EPC agreement with CIMC Raffles for a FLNG Esperanza with an annual liquefaction capacity of 3.5 MTPA. In February 2025, Fuji LNG, the donor vessel for the FLNG Esperanza, arrived at CIMC Raffles' yard for conversion. Concurrently, the net book value of the vessel of $76.3 million previously included within “Vessels and equipment, net” was reclassified to “Asset under development”.

In September 2024, we issued a $100.0 million letter of credit (“LC”) in favor of B&V with CIMC Raffles. Under the provisions of the LC, the profile reduces over time to reflect payments made by CIMC Raffles under the EPC agreement. There is no associated cash collateral, however a 1.5% upfront fee was paid and a 1.75% annual margin is payable on the outstanding balance which expires in January 2028.

The total estimated budget for the FLNG Esperanza conversion is estimated at $2.2 billion, inclusive of the donor vessel (Fuji LNG), yard supervision, spares, crew, training, contingencies, initial bunker supply and voyage related costs to deliver the FLNG to its operational site, excluding financing costs. The FLNG Esperanza is expected to achieve COD in H2 2028.
As of June 30, 2026, the estimated timing of the outstanding payments is as follows. Of the total amount, $53.6 million and $21.7 million are presented within “Accrued expenses” and “Trade accounts payable”, respectively, in the consolidated balance sheets:

(in thousands of $)
Period ending June 30,
2026 (1)	243,829
2027	445,346
2028	239,024
2029	61,246
Total	989,445
(1) For the six months ending December 31, 2026.